Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Common Stock Purchase Warrants and Stock-Based Compensation [Abstract]
Stock-Based Compensation
11. Stock-Based Compensation

The Snap Interactive, Inc. Amended and Restated 2011 Long-Term Incentive Plan (the “Plan”) permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants.  The maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 7,500,000 shares, 100% of which may be pursuant to incentive stock options.  As of June 30, 2013, there were 2,943,335 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the six months ended June 30, 2013:

Six Months Ended June 30, 2013
Expected volatility	259.31%
Expected life of option	6.20 Years
Risk free interest rate	1.11%
Expected dividend yield	0%

The expected life of the options is the period of time over which employees and non-employees are expected to hold their options prior to exercise.  The expected life of options has been determined using the "simplified" method as prescribed by Staff Accounting Bulletin (“SAB”) 110, which uses the midpoint between the vesting date and the end of the contractual term.  The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award.

The following table summarizes stock option activity for the six months ended June 30, 2013:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2012	4,525,205	$0.97
Granted	1,316,960	0.57
Exercised	-	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	(295,500)	1.04
Outstanding at June 30, 2013	4,796,665	0.84
Exercisable at June 30, 2013	1,967,478	$0.78

At June 30, 2013, the aggregate intrinsic value of stock options that were outstanding and exercisable was $82,730 and $82,635, respectively.  At June 30, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $2,813,293 and $1,571,783, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

Stock-based compensation expense was $445,069 and $609,793 during the six months ended June 30, 2013 and 2012, respectively.  Stock-based compensation expense was $370,122 and $324,510 during the three months ended June 30, 2013 and 2012, respectively.  We estimate potential forfeitures of stock awards and adjust recorded stock-based compensation expense accordingly.  The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock-based compensation expense that is recognized in future periods.

Non-employee stock option activity is included in the table below, but is also included in the table for stock option activity above.  The following table summarizes non-employee stock option activity for the six months ended June 30, 2013:

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2012	900,000	$1.08
Granted	50,000	0.54
Exercised	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	-
Outstanding at June 30, 2013	200,000	0.93
Exercisable at June 30, 2013	150,000	$1.06

At June 30, 2013, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $0.  At June 30, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $270,010 and $261,510, respectively.

Stock-based compensation expense relating to non-employee stock options was $23,210 and $18,600 during the six months ended June 30, 2013 and 2012, respectively.  The Company revalues non-employee stock options for each reporting period.  For the six months ended June 30, 2013, the Company recorded an adjustment of $1,269 to reduce stock-based compensation expense related to one non-employee’s stock options.

The following table summarizes unvested stock option activity for the six months ended June 30, 2013:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99
Granted	1,316,960	0.56
Vested	(265,864)	1.00
Expired or canceled, during the period	(300,000)	1.21
Forfeited, during the period	(275,500)	0.70
Unvested stock options outstanding at June 30, 2013	2,829,187	$0.77

There was $1,481,725 and $1,498,460 of total unrecognized compensation expense related to unvested stock options at June 30, 2013 and 2012, respectively, which is expected to be recognized over a weighted average remaining vesting period of 2.88 and 2.81 years, respectively.

At June 30, 2013, there was $106,200 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 0.16 years.  At June 30, 2012, there was $7,303 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 0.19 years.

Restricted Stock Awards (“RSAs”)

The following table summarizes restricted stock award activity for the six months ended June 30, 2013:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2012	5,175,000	$0.68
Granted	5,630,000	0.53
Vested	-
Forfeited, during the period	-
Outstanding at June 30, 2013	10,805,000	$0.60

These restricted stock awards have voting rights, but are not transferable and are not considered outstanding as of June 30, 2013 since the awards had not vested.  Accordingly, 10,805,000 shares were recorded as issued but not outstanding on the Company’s Consolidated Balance Sheet at June 30, 2013.

At June 30, 2013, there was $5,804,730 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 6.12 years.  At June 30, 2012, there was $2,963,744 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.44 years.

Stock-based compensation expense relating to restricted stock awards was $338,573 and $154,874 for the six months ended June 30, 2013 and 2012, respectively.  Stock-based compensation expense relating to restricted stock awards was $250,208 and $77,437 for the three months ended June 30, 2013 and 2012, respectively.

10. Stock-Based Compensation

The Plan was adopted effective May 24, 2011, and subsequently amended and restated in its entirety on October 21, 2011.  The Plan permits the Company to award grants of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer), non-employee directors and consultants.  The maximum number of shares of common stock that may be delivered pursuant to awards granted under the Plan is 7,500,000 shares, of which 100% may be delivered pursuant to incentive stock options.  As of December 31, 2012, there were 3,134,795 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the weighted average values of the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the year ended December 31, 2012:
Year Ended December 31, 2012
Expected volatility	292.52%
Expected life of option	5.96 Years
Risk free interest rate	0.98%
Expected dividend yield	0.00%

The expected life of the option awards is the period of time over which employees and non-employees are expected to hold their options prior to exercise.  The expected life of options has been determined using the "simplified" method as prescribed by SAB 110, an amendment to SAB 107, which uses the midpoint between the vesting date and the end of the contractual term.  The volatility of the Company’s common stock is calculated using the company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award.

The following table summarizes stock option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2011	8,118,955	$0.41
Granted	1,502,000	1.41
Exercised	(470,000)	0.64
Expired or canceled, during the period	(4,515,000)	0.13
Forfeited, during the period	(110,750)	0.97
Outstanding at December 31, 2012	4,525,205	0.97
Exercisable at December 31, 2012	2,171,614	$0.73

At December 31, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,807,362 and $1,179,516, respectively.  At December 31, 2011, the aggregate intrinsic value of stock options that were outstanding and exercisable was $2,561,209 and $2,469,865, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

Stock-based compensation expense was $814,996 and $321,281 during the years ended December 31, 2012 and 2011, respectively.

Non-employee stock option activity is broken out for disclosure purposes below, but is included in total stock option activity on the previous page.  The following table summarizes non-employee stock option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2011	530,000	$0.94
Granted	400,000
Exercised	(30,000)	0.33
Expired or canceled, during the period	-
Forfeited, during the period	-
Outstanding at December 31, 2012	900,000	1.08
Exercisable at December 31, 2012	525,000	$0.99

At December 31, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $152,500 and $137,500, respectively.  At December 31, 2011, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $9,510.

Stock-based compensation expense relating to non-employee stock options was $115,178 and $11,692 during the years ended December 31, 2012 and 2011, respectively.

The following table summarizes unvested stock option activity for the year ended December 31, 2012:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2011	1,885,955	$0.54
Granted	1,502,000	1.26
Vested	(923,614)	0.55
Forfeited, during the period	(110,750)	0.68
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99

There was $1,846,201 and $858,457 of total unrecognized compensation expense related to unvested stock options at December 31, 2012 and 2011, respectively, which is expected to be recognized over a weighted average remaining vesting period of 2.58 and 2.67 years, respectively.

At December 31, 2012, there was $419,206 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 1.57 years.  At December 31, 2011, there was $26,023 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 0.69 years.

Restricted Stock Awards

The following table summarizes restricted stock award activity for the year ended December 31, 2012:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2011	5,150,000	$0.65
Granted	325,000	1.12
Vested	-
Expired or canceled, during the period	(300,000)	0.45
Forfeited, during the period	-
Outstanding at December 31, 2012	5,175,000	$0.68

At December 31, 2012, there was $3,169,203 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.00 years.  At December 31, 2011, there was $3,120,167 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.94 years.

Stock-based compensation expense relating to restricted stock awards was $314,964 and $88,710 for the years ended December 31, 2012 and 2011, respectively.